U.S. SECURITIES AND EXCHANGE COMMISION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at and of Form before preparing Form.
Please print or type.


1.      Name and address of issuer:

		      COMMONWEALTH CASH RESERVE FUND, INC.


2.      Name of each series or class of funds for which this notice is filed:

        NONE


3.      Investment Company Act File Number:

		      811-4933

	       Securities Act File Number:

		      33-10754


4.      Last day of fiscal year for which this notice is filed:

		      March 31, 1997


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

								[   ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

        Not Applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

	    	  NONE


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

		      NONE


9. Number and aggregate sale price of securities sold during the fiscal year:

		      $240,674,818


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

		      $235,732,350


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

        $4,942,468


12.     Calculation of registration fee:

	(i)     Aggregate sale price of securities sold
        	during the fiscal year in reliance on
		       rule 24f-2 (from Item 10):                          $235,732,350

	(ii)    Aggregate price of shares issued in connection
        	with dividend reinvestment plans
		       (from Item 11, if applicable):                      +  4,942,468

	(iii)   Aggregate price of shares redeemed or
        	repurchased during the fiscal year
		       (if applicable):                                    -227,105,454

	(iv)    Aggregate price of shares redeemed or
       		repurchased and previously applied as a
       		reduction to filing fees pursuant to rule
		       24e-2 (if applicable):                              +        -0-

	(v)     Net aggregate price of securities sold and
       		issued during the fiscal year in reliance on
        	rule 24f-2 [line (i), plus line (ii), less line
		       (iii), plus line (iv)] (if applicable):               13,569,364

	(vi)    Multiplier prescribed by Section 6(b) of the
        	Securities Act of 1933 or other applicable law
		       or regulation (see Instruction C.6):                x     1/2900

	(vii)   Fee due [line (I) or line (v) multiplied by
       		line (vi)]:                                                4,679

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

					   [ X ]

       	Date of mailing or wire transfer of filing fees to the Commission's lock box depository:

        May 29, 1997


SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By:(Signature and Title)*

       s\Jeffrey A. Laine
         Jeffrey A. Laine, President & Treasurer
       	 Commonwealth Cash Reserve Fund, Inc.


       Date: May 29, 1997

*  Please print the name and title of the signing officer below the signature.